Acquisitions	3 Months Ended
Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions
Note 4 - Acquisitions
On April 21, 2021, the Company completed its acquisition of certain assets of 2Predict, from Praveen Mandal, the Company’s Chief Technology Officer. 2Predict uses artificial intelligence techniques to run next-level analytics on large data sets. 2Predict's data scientists provide advanced machine learning solutions and some of them will continue to assist in developing Volta’s technology. The purchase price was $1.4 million, comprising $0.2 million cash and 182,188 issued shares of Volta Class A common stock valued at $1.2 million, paid on the acquisition date.
The acquisition of 2Predict was accounted for as a Business Combination according to ASC 805-10, Business Combinations. This method requires, among other things, that assets acquired and liabilities assumed in a Business Combination be recognized at their fair values as of the acquisition date. During 2021, the Company incurred immaterial third-party acquisition costs. These expenses are included in general and administrative expense of the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.
The Company recorded net assets acquired of $1.4 million, including definite-lived intangible assets of $1.2 million and goodwill of $0.2 million. Definite-lived intangible assets primarily consist of intellectual property of 2Predict, for which the weighted-average useful life is 1.5 years. Goodwill is primarily attributed to the future economic benefits arising from assets acquired that could not be individually identified and separately recognized, such as assembled workforce.
The results of operations of 2Predict are included in the accompanying consolidated statements of operations and comprehensive loss from the date of acquisition. Pro forma results of operations for this acquisition have not been presented because the results of operations are not material to the consolidated statements of operations and comprehensive loss.
Note 4 - Acquisitions
On April 21, 2021, the Company completed its acquisition of 2Predict., from Praveen Mandal, the Company’s Chief Technology Officer. 2Predict uses artificial intelligence ("AI") techniques to run next-level analytics on large data sets. 2Predict's data scientists provide advanced machine learning solutions, some of whom are continuing to assist in developing Volta’s technology. The purchase price was $1.4 million, comprising $0.2 million cash and 182,188 issued shares of Legacy Volta Class B common stock valued at $1.2 million, paid on the acquisition date.
The acquisition of 2Predict was accounted for as a Business Combination according to ASC 805-10, Business Combinations. This method requires, among other things, that assets acquired and liabilities assumed in a Business Combination be recognized at their fair values as of the acquisition date. During 2021, the Company incurred immaterial third-party acquisition costs. These expenses are included in general and administrative expense of the condensed consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.
The Company recorded net assets acquired of $1.4 million, including definite-lived intangible assets of $1.2 million and goodwill of $0.2 million. Definite-lived intangible assets primarily consist of intellectual property of 2Predict, for which the weighted-average useful life is 1.5 years. Goodwill is primarily attributed to the future economic benefits arising from assets acquired that could not be individually identified and separately recognized, such as assembled workforce.
The results of operations of 2Predict are included in the accompanying condensed consolidated statements of operations and comprehensive loss     from the date of acquisition. Pro forma results of operations for this acquisition have not been presented because the results of operations are not material to the condensed consolidated statements of operations and comprehensive loss.